RELATED PARTIES - Balances recognized in assets and liabilities and amounts transacted during the period (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTIES
Assets	R$ 106,973	R$ 80,516
Liabilities	(8,870)	(925,370)
Financial result		1	R$ (277)
Operating result	213,563	162,258	102,355
Trade accounts receivable
RELATED PARTIES
Assets	99,608	73,598
Dividends receivable
RELATED PARTIES
Assets	7,334	6,604
Other assets
RELATED PARTIES
Assets	31	314
Trade accounts payable
RELATED PARTIES
Liabilities	(3,776)	(6,288)
Dividends payable
RELATED PARTIES
Liabilities	(5,094)	(919,073)
Other liabilities
RELATED PARTIES
Liabilities		(9)
Transactions with controlling shareholders
RELATED PARTIES
Assets	5	2
Liabilities		(421,206)
Financial result			(966)
Operating result	91	(2,621)	(4,063)
Managements and related persons
RELATED PARTIES
Liabilities		(22,875)
Alden Fundo de Investimento em Acoes
RELATED PARTIES
Liabilities		(17,701)
Controller
RELATED PARTIES
Liabilities		(131,841)
Suzano Holding
RELATED PARTIES
Assets	5	2
Liabilities		(248,789)
Financial result			(966)
Operating result	91	(2,621)	(4,063)
Transactions with companies of the Suzano Group and other related parties
RELATED PARTIES
Assets	106,968	80,514
Liabilities	(8,870)	(504,164)
Financial result		1	689
Operating result	213,472	164,879	106,418
Management
RELATED PARTIES
Liabilities	(5)	(9)
Operating result	(47)	(422)	(392)
Bexma Participacoes Ltda.
RELATED PARTIES
Assets	1	1
Operating result	38	24	11
Bizma Investimentos Ltda.
RELATED PARTIES
Assets	1	1
Operating result	10	6	12
Ensyn Technologies
RELATED PARTIES
Financial result		1	689
Ficus Empreendimentos e Participacoes Ltda.
RELATED PARTIES
Operating result			(655)
Fundacao Arymax
RELATED PARTIES
Operating result	4	2	2
Ibema Companhia Brasileira de Papel
RELATED PARTIES
Assets	106,940	80,511
Liabilities	(3,705)	(6,288)
Operating result	218,226	169,965	111,841
Instituto Ecofuturo - Futuro Para o Desenvolvimento Sustentavel
RELATED PARTIES
Assets	3	1
Liabilities	(66)
Operating result	(4,603)	(4,399)	(4,168)
IPFL Holding S.A
RELATED PARTIES
Assets	23
Operating result	38	10	5
Mabex Representacoes e Participacoes Ltda.
RELATED PARTIES
Operating result		(137)	(50)
Lazam MDS Corretora e Adm. Seguros S.A.
RELATED PARTIES
Operating result			3
Nemonorte Imoveis e Participacoes Ltda.
RELATED PARTIES
Operating result	(194)	(170)	R$ (191)
Other shareholders
RELATED PARTIES
Liabilities	R$ (5,094)	R$ (497,867)